Concentration of Credit Risks	9 Months Ended
Sep. 30, 2018
Risks and Uncertainties [Abstract]
Concentration of Credit Risks

Note 3 – Concentration of Credit Risks

Cash

The Company places its cash with high credit quality financial institutions. Cash and cash equivalents in excess of the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per financial institution was $0, $626,205, and $0 for the years ended December 31, 2017, December 31, 2016 and the nine month period ended September 30, 2018. The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits. The Company has not experienced any losses on such accounts and does not feel it is exposed to any significant risk with respect to cash.

Revenue and Accounts Receivable

The Company had the following revenue and accounts receivable concentrations:

	December 31				September 30
	2017		2016		2018 (Unaudited)		2017 (Unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	56%	56%	0%	0%	52%	52%	55%	55%
Medicare payment	12%	12%	0%	0%	23%	23%	21%	21%
Insurance payment	32%	32%	0%	0%	25%	25%	24%	24%